UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pengra Capital Management, Inc.
Address: 601 Union St., Suite 5530
         Seattle, WA  98101

Form 13F File Number:  28-6589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Molly E. Pengra
Title:  President
Phone:  206-628-0891

Signature, Place, and Date of Signing:

Molly E. Pengra    Seattle, Washington      November 2, 2001
  [Signature]         [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0 (zero)

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total (x 1000):  47,025

FORM 13F INFORMATION TABLE

NAME OF ISSUER               TITLE OF CUSIP      VALUE     SHRS OR  SH/ PUT/   INVESTMENT OTHER       VOTING
                             CLASS               (x $1000) PRN AMT  PRN CALL   DISCRETION MANAGERS   AUTHORITY
                                                                                          NONE     SOLE SHRD NONE
---------------------------  -------- --------- ---------------------------------------------------------------------

APPLIED MATERIALS INC        COM       038222105      4038  142000  SH  N/A    SOLE                1800   0   140200
CIENA CORP                   COM       171779101      1148  111600  SH  N/A    SOLE                 500   0   111100
CITIGROUP INC                COM       172967101      2588   63900  SH  N/A    SOLE                 400   0    63500
CORNING INCORPORATED         COM       219350105       411   46600  SH  N/A    SOLE                   0   0    46600
COX COMMUNICATIONS INC.      CL A      224044107     13247  317300  SH  N/A    SOLE                1500   0   315800
DELL COMPUTER CORP.          COM       247025109       639   34500  SH  N/A    SOLE                   0   0    34500
FLEXTRONICS INTL LTD         ORD       Y2573F102      3055  184700  SH  N/A    SOLE                1500   0   183200
GENERAL ELECTRIC             COM       369604103      3798  102100  SH  N/A    SOLE                1500   0   100600
THE GOLDMAN SACHS GROUP      COM       38141G104      7235  101400  SH  N/A    SOLE                 400   0   101000
KLA TENCOR                   COM       482480100       316   10000  SH  N/A    SOLE                   0   0    10000
LINEAR TECHNOLOGY            COM       535678106      3752  114400  SH  N/A    SOLE                1000   0   113400
NEXTEL COMMUNICATIONS INC.   CL A      65332V103      3082  356700  SH  N/A    SOLE                   0   0   356700
NOKIA CORP                   SPND ADR  654902204       988   63100  SH  N/A    SOLE                1000   0    62100
OMNICOM                      COM       681919106       974   15000  SH  N/A    SOLE                   0   0    15000
PACCAR INC                   COM       693718108       196    4000  SH  N/A    SOLE                   0   0     4000
PARAMETRIC TECHNOLOGY CORP   COM       699173100        78   15000  SH  N/A    SOLE                   0   0    15000
SANMINA CORP                 COM       800907107       251   18500  SH  N/A    SOLE                   0   0    18500
T ROWE PRICE ASSOCIATES      COM       74144T108       322   11000  SH  N/A    SOLE                   0   0    11000
VIACOM CL B                  CL B      925524308       680   19700  SH  N/A    SOLE                   0   0    19700
XILINX INC                   COM       983919101       226    9600  SH  N/A    SOLE                   0   0     9600